FINANCIAL ASSETS AND LIABILITIES - Summary of movement of leases (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movement Of Leases [Line Items]
Beginning balance		R$ 5,275,794	R$ 3,532,158
Additions		999,553	1,923,138
Write-offs		(9,933)	(15,329)
Settlement interest and foreign exchange variation		1,120,882	458,507
Repayment of principal		(694,340)	(490,012)
Payment of interest		(377,269)	(236,948)
Monetary adjustment		174,662	104,280
Business Combination	[1]	20,404
Ending balance		6,509,753	5,275,794
Current		1,007,533
Non-current		5,502,220
Total		R$ 6,509,753	R$ 5,275,794

[1]	Lease liabilities identified in the acquisition of Compagas, see note 9.2.